Allocation of net profits and losses	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Allocation of net profits and losses

6. Allocation of net profits and losses

In accordance with the Fund’s Sixth Amended and Restated Limited Partnership Agreement, net profits and losses of the Fund are allocated to partners according to their respective interests in the Fund as of the beginning of each month.

Subscriptions received in advance, if any, represent cash received prior to the balance sheet date for subscriptions of the subsequent month and do not participate in the earnings of the Fund until the following month.

(5)	Allocation of Net Profits and Losses

In accordance with the Fifth Amended and Restated Limited Partnership Agreement, net profits and losses of the Fund are allocated to partners according to their respective interests in the Fund as of the beginning of each month.

Subscriptions received in advance, if any, represent cash received prior to December 31 for contributions of the subsequent month and do not participate in the earnings of the Fund until the following January.